SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Deutsche Capital Growth Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Emerging Markets Equity Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Fixed Income Opportunities Fund
Deutsche Global Equity Fund

Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche High Income Fund
Deutsche Latin America Equity Fund
Deutsche Mid Cap Growth Fund

Deutsche Science and Technology Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Strategic Government Securities      Fund
Deutsche Unconstrained Income Fund
Deutsche World Dividend Fund

 Class T shares are not available for purchase.

Please Retain This Supplement for Future Reference

February 1, 2017
PRO_SAISTKR-309